Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Total income tax expense for the years ended December 31, 2014, 2013 and 2012 is allocated as follows (in millions):

	2014	2013	2012
Tax expense per statements of earnings	$335.1	$308.9	$270.1
Tax expense attributable to discontinued operations	(3.9)	2.3	68.2
Unrealized (loss) gain on investments and derivatives	1.0	0.4	0.7
Unrealized (loss) gain on foreign currency translation	(4.6)	(5.8)	(0.4)
Other components of other comprehensive income	(3.1)	(0.1)	(2.0)
Total income tax expense (benefit) allocated to other comprehensive income	(6.7)	(5.5)	(1.7)
Tax benefit from exercise of stock options	(39.5)	(40.4)	(31.1)
Total income tax expense	$285.0	$265.3	$305.5
Income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2014, 2013 and 2012 consists of the following (in millions):

	2014	2013	2012
Current provision:
Federal	$248.2	$232.2	$183.1
State	32.1	27.2	38.7
Foreign	63.7	49.3	33.2
Total current provision	$344.0	$308.7	$255.0
Deferred provision (benefit):
Federal	$(3.6)	$0.2	$14.5
State	(2.3)	(1.1)	0.8
Foreign	(3.0)	1.1	(0.2)
Total deferred provision	(8.9)	0.2	15.1
Total provision for income taxes	$335.1	$308.9	$270.1

Schedule of Pre-tax Income from Continuing Operations
The provision for income taxes is based on pre-tax income from continuing operations, which is as follows for the years ended December 31, 2014, 2013 and 2012 (in millions):

	2014	2013	2012
United States	$789.3	$753.8	$653.2
Foreign	264.1	69.7	175.1
Total	$1,053.4	$823.5	$828.3

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2014, 2013 and 2012 is as follows:

	2014	2013	2012
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes	4.6	4.6	4.6
Federal benefit of state taxes	(1.6)	(1.6)	(1.6)
Foreign rate differential	(2.6)	(2.5)	(2.8)
Capco contingent consideration	—	5.9	—
Other	(3.6)	(3.9)	(2.6)
Effective income tax rate	31.8%	37.5%	32.6%

Schedule of Deferred Income Tax Assets and Liabilities
The significant components of deferred income tax assets and liabilities as of December 31, 2014 and 2013 consist of the following (in millions):

	2014	2013
Deferred income tax assets:
Net operating loss carryforwards	$183.2	$155.8
Employee benefit accruals	55.5	62.0
Deferred revenue	43.7	38.0
Foreign currency translation adjustment	28.9	24.4
Accruals	27.1	30.0
Foreign tax credit carryforwards	12.7	24.4
State taxes	11.8	10.6
Allowance for doubtful accounts	3.6	4.4
Interest rate swaps	0.5	1.5
Total gross deferred income tax assets	367.0	351.1
Less valuation allowance	(121.7)	(97.7)
Total deferred income tax assets	245.3	253.4
Deferred income tax liabilities:
Amortization of goodwill and intangible assets	899.5	871.6
Deferred contract costs	91.1	82.2
Depreciation	48.4	49.1
Other	7.5	6.8
Total deferred income tax liabilities	1,046.5	1,009.7
Net deferred income tax liability	$801.2	$756.3

Deferred income taxes have been classified in the Consolidated Balance Sheets as of December 31, 2014 and 2013 as follows (in millions):

	2014	2013
Current assets	$67.4	$58.9
Noncurrent assets (included in other noncurrent assets)	9.5	10.5
Total deferred income tax assets	76.9	69.4
Current liabilities (included in accounts payable and accrued liabilities)	(3.7)	(2.1)
Noncurrent liabilities	(874.4)	(823.6)
Net deferred income tax liability	$(801.2)	$(756.3)

Schedule of Unrecognized Tax Benefits Roll Forward
The following table reconciles the gross amounts of unrecognized tax benefits at the beginning and end of the period (in millions):

Gross Amount
Amounts of unrecognized tax benefits as of January 1, 2013	$40.4
Amount of decreases due to lapse of the applicable statute of limitations	(2.8)
Amount of decreases due to settlements	(12.7)
Increases as a result of tax positions taken in a prior period	4.3
Amount of unrecognized tax benefit as of December 31, 2013	29.2
Amount of decreases due to lapse of the applicable statute of limitations	(2.4)
Amount of decreases due to settlements	(14.1)
Increases as a result of tax positions taken in the current period	2.6
Increases as a result of tax positions taken in a prior period	3.1
Amount of unrecognized tax benefit as of December 31, 2014	$18.4